SCHEDULE OF TAXED PAYABLE (Details) - USD ($)	Sep. 30, 2022	Sep. 30, 2021
Total taxes payable	$ 1,239,708	$ 5,052,018
Income Tax [Member]
Total taxes payable	576,098	1,691,007
Value Added Tax V A T [Member]
Total taxes payable	572,306	3,262,532
Other Taxes [Member]
Total taxes payable	$ 91,304	$ 98,479